Related Party Transactions (Amounts Due to Related Parties) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY		Jun. 30, 2013 CNY
RELATED PARTY TRANSACTIONS [Abstract]
Interest payable to a shareholder		990	[1]	990	[1]
Share transfer consideration payable		0	[2]	6,000	[2]
Payable to an affiliate for acquisition of CJOL		0	[3]	73,943	[3]
Total	$ 160	990		80,933

[1]	Interest payable to a shareholder is related to interest owed on a previous loan. The loan principal was converted into Series D-2 Preferred Shares in 2008. The interest payable has been classified as a current liability as the interest payment is due upon demand. There are no additional interests or penalties related to the interest payable.
[2]	On December 22, 2011, Job Opportunity Network Information Technology (Shenzhen) Co., Ltd., a wholly owned entity of Jobs DB and a noncontrolling shareholder then holding 23.7004% share interest of Shenzhen Xijier, transferred all of its share interest in Shenzhen Xijier to Jobs DB China Investments Limited's 100% consolidated affiliate with a cash consideration of RMB6,000. As a result of this equity transfer, Jobs DB China Investments Limited indirectly held 75.5814% of CJOL through its 100% consolidated affiliate in PRC. The consideration was fully paid on May 15, 2014.
[3]	The acquisition of CJOL was completed on June 20, 2014. However, ASC 805-50 requires the Company to restate its historical financial statements to include CJOL from the date the both companies were under common control of SEEK (see Note 16). Prior to the completion of the acquisition, the value of CJOL's net assets consolidated by the Company was credited as a liability to the seller Jobs DB, and the liability was settled through the payment of acquisition consideration in June 2014. The excess of the purchase price over the historical carrying amount of the acquired CJOL's net assets was deemed to be a dividend distribution to SEEK.